Condensed Consolidated Statement of Changes in Stockholders’ (Deficit) Equity (Unaudited) - USD ($)	Common Stock Class A	Common Stock Class B	Common Stock Retroactive Application of Recapitalization [Member]	Common Stock Revision of Prior Period, Adjustment [Member]	Common Stock After Retroactive Application of Recapitalization [Member]	Common Stock Previously Reported [Member]	Common Stock	Additional Paid-in Capital Before Retroactive Application of Recapitalization [Member]	Additional Paid-in Capital Retroactive Application of Recapitalization [Member]	Additional Paid-in Capital Revision of Prior Period, Adjustment [Member]	Additional Paid-in Capital After Retroactive Application of Recapitalization [Member]	Additional Paid-in Capital Previously Reported [Member]	Additional Paid-in Capital	Accumulated Deficit Before Retroactive Application of Recapitalization [Member]	Accumulated Deficit Retroactive Application of Recapitalization [Member]	Accumulated Deficit Revision of Prior Period, Adjustment [Member]	Accumulated Deficit After Retroactive Application of Recapitalization [Member]	Accumulated Deficit Previously Reported [Member]	Accumulated Deficit	Stock Subscription Receivable Before Retroactive Application of Recapitalization [Member]	Stock Subscription Receivable Retroactive Application of Recapitalization [Member]	Stock Subscription Receivable Revision of Prior Period, Adjustment [Member]	Stock Subscription Receivable After Retroactive Application of Recapitalization [Member]	Stock Subscription Receivable	Before Retroactive Application of Recapitalization [Member]	Retroactive Application of Recapitalization [Member]	Revision of Prior Period, Adjustment [Member]	After Retroactive Application of Recapitalization [Member]	Previously Reported [Member]	Total
Balance at Dec. 31, 2021		$ 316											$ 24,684						$ (1,430)											$ 23,570
Balance (in Shares) at Dec. 31, 2021		3,162,500
Proceeds Allocated to Public Warrants													3,755,675																	3,755,675
Proceeds from Private Warrants													5,405,000																	5,405,000
Value of transaction costs allocated to the fair value of equity instruments													(234,654)																	(234,654)
Class A common stock issued to Representative	$ 12												776,803																	776,815
Class A common stock issued to Representative (in Shares)	123,500
Class A Common Stock Redeemable Remeasurement Adjustment at Initial Public Offering													(9,727,508)						(3,214,594)											(12,942,102)
Class A Common Stock Redeemable Remeasurement Adjustment																			(1,272,983)											(1,272,983)
Forfeiture of Class B Common Stock		$ (8)																	8
Forfeiture of Class B Common Stock (in Shares)		(75,000)
Net income (loss)																			593,905										$ 593,905	593,905
Balance at Dec. 31, 2022	$ 12	$ 308	$ 6,980	$ 6,980					$ (6,980)	$ 26,097,327		$ 26,104,307				$ (20,120,881)		$ (20,120,881)	(3,895,094)								$ 5,983,426		5,983,426	(3,894,774)
Balance (in Shares) at Dec. 31, 2022	123,500	3,087,500	69,800,000	69,800,000
Distributions and net transfers with related parties													442,368																	442,368
Net income (loss)																			(1,741,542)											(1,741,542)
Balance at Mar. 31, 2023							$ 6,980						26,539,695						(21,862,423)											4,684,252
Balance (in Shares) at Mar. 31, 2023							69,800,000
Balance at Dec. 31, 2022	$ 12	$ 308	$ 6,980	$ 6,980					(6,980)	26,097,327		$ 26,104,307				(20,120,881)		$ (20,120,881)	(3,895,094)								5,983,426		5,983,426	$ (3,894,774)
Balance (in Shares) at Dec. 31, 2022	123,500	3,087,500	69,800,000	69,800,000
Private Placement (in Shares)																														123,500
Class A common stock issued to Representative																														$ 776,815
Class A Common Stock Redeemable Remeasurement Adjustment																			(3,972,489)											(3,972,489)
Excise tax on redemption of Class A Common Stock																			(890,385)											(890,385)
Net income (loss)																			(19,775,602)										$ (19,775,602)	(19,775,602)
Balance at Dec. 31, 2023	$ 12	$ 308	$ 6,980	$ 6,980	$ 6,980			$ 28,857,965	$ (6,980)	$ 28,850,985	$ 28,850,985			$ (25,445,506)		$ (25,445,506)	$ (25,445,506)		(28,533,570)						$ 3,412,459		$ 3,412,459	$ 3,412,459		(28,533,250)
Balance (in Shares) at Dec. 31, 2023	123,500	3,087,500	69,800,000	69,800,000	69,800,000
Capital contributions from related party													487,273																	487,273
Issuance of common stock upon Business Combination							$ 600						(27,888,519)																	(27,887,919)
Issuance of common stock upon Business Combination (in Shares)							6,004,741
Conversion of convertible notes							$ 596						3,174,404																	3,175,000
Conversion of convertible notes (in Shares)							5,962,325
Stock subscription receivable																								(80,241)						(80,241)
Earnout Arrangement													63,600,000						(63,600,000)
Contingent consideration													906,000						(906,000)
Private Placement							$ 513						8,931,484																	8,931,997
Private Placement (in Shares)							5,133,332
Issuance costs in connection with the Private Placement													(262,064)																	(262,064)
Stock-based compensation													1,359,000																	1,359,000
Net income (loss)																			(29,766,263)											(29,766,263)
Balance at Mar. 31, 2024							$ 8,689						$ 79,158,563						$ (119,717,769)					$ (80,241)				$ (40,630,758)		$ (40,630,758)
Balance (in Shares) at Mar. 31, 2024							86,900,398